Subsequent events	12 Months Ended
Dec. 31, 2015
Subsequent events

19. Subsequent events

On January 28, 2016, the Company’s shareholders voted in favor of a proposal to adopt a dual-class share structure (the “Dual-class Share Structure”), pursuant to which the Company’s authorized share capital shall be re-organized and re-designated into Class A ordinary shares and Class B ordinary shares, with each Class A ordinary share being entitled to one (1) vote and each Class B ordinary share being entitled to four (4) votes on all matters subject to vote at general meetings of the Company, as well as the proposal to amend and restate the Company’s memorandum and articles of association to reflect the adoption of the Dual-class Share Structure and other related matters. Each Class B Ordinary Share is convertible into one (1) Class A Ordinary Share at any time by the holder thereof. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances. All of the issued and outstanding Class B Ordinary Shares shall automatically convert into Class A Ordinary Shares, at a ratio of one (1) Class A Ordinary Share for each Class B Ordinary Share, in the event that the total number of issued and outstanding Class B Ordinary Shares beneficially owned by the Management Shareholders is less than 5% of the total number of issued and outstanding Shares. Save and except for voting rights and conversion rights, the Class A Ordinary Shares and the Class B Ordinary Shares shall rank pari passu and shall have the same rights, preferences, privileges and restrictions. Ms. Jingbo Wang, Noah’s Founder, Chairman and CEO, and Mr. Zhe Yin, Noah’s Co-founder, Executive Director and CEO of Gopher Asset Management, will receive Class B ordinary shares and all other shareholders will receive Class A ordinary shares.

In March 2016, Noah Upright (Shanghai) Fund Investment Consulting Co., Ltd, through which distribution of mutual funds products are conducted, previously as a subsidiary of Noah Investment, the PRC variable interest entity, was restructured to be under Shanghai Noah Financial Services Co., Ltd (“Noah Financial Services”), through equity transfer. Noah Financial Services is a subsidiary of Shanghai Noah Rongyao Investment Consulting Co., Ltd., an enterprise directly wholly owned by Noah Holdings Limited.